Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	MARKET VECTORS ETF TRUST
Central Index Key	0001137360
Amendment Flag	false
Document Creation Date	Aug. 14, 2015
Document Effective Date	Aug. 14, 2015
Prospectus Date	Aug. 18, 2015